DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES
DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements must maximize the use of observable inputs and minimize the use of unobservable inputs. There is a hierarchy of three levels of inputs that may be used to measure fair value:

Level 1    Quoted prices in active markets for identical assets or liabilities
Level 2    Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities
Level 3    Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities
Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying statements of net assets available for benefits, as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the year ended December 31, 2025. The Plan has no liabilities measured on a recurring basis and has no assets or liabilities measured at fair value on a nonrecurring basis.
Investments
Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include mutual funds, common stock, preferred stock, unit investment trusts, cash equivalents and money market funds. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 2 securities include US treasury bills and corporate debt instruments. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy. There are no Level 3 securities held by the Plan.
Notes to Financial Statements
December 31, 2025 and 2024

The following tables present the fair value measurements of assets recognized in the accompanying statement of net assets available for benefits measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2025 and 2024:

		Fair Value Measurements Using:
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2025
Common Stock	$8,468,288	$8,468,288	$—	$—
Mutual Funds	272,572,806	272,572,806	—	—
Self-Directed Brokerage	3,511,488	3,093,944	417,544	—
Investments in the Fair Value Hierarchy	$284,552,582	$284,135,038	$417,544	$—

		Fair Value Measurements Using:
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2024
Common Stock	$8,986,228	$8,986,228	$—	$—
Mutual Funds	236,673,791	236,673,791	—	—
Self-Directed Brokerage	1,878,460	1,816,651	61,809	—
Investments in the Fair Value Hierarchy	$247,538,479	$247,476,670	$61,809	$—